Loans to others (Schedule of Loans to Others) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)		Dec. 31, 2019 ILS (₪)		Dec. 31, 2018 ILS (₪)
Disclosure of financial assets [line items]
Opening balance | ₪			₪ 17,650
Loans granted to others | ₪			20,000	[1]	43,650	[1]
Payment of loans granted to others | ₪			(18,943)		(26,000)
Closing balance | ₪			₪ 18,707		₪ 17,650
US Dollars [Member]
Disclosure of financial assets [line items]
Opening balance | $		$ 5,490
Loans granted to others | $	[1]	6,221
Payment of loans granted to others | $		(5,892)
Closing balance | $	[2]	$ 5,819

[1]	The interest rate given varies from 5%-8%. Interest income from loans granted to others amounted in 2020 to NIS 719 thousand (2019: NIS 930 thousand).
[2]	Convenience Translation into US Dollars.